Employee Benefits Provisions (Details) - Schedule of Employee Entitlements Long Service leave - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Employee Entitlements Long Service Leave Abstract
Opening balance
Long service leave taken during the period
Additional provisions raised	20,018
Closing balance	$ 20,018